John Hancock Funds II
601 Congress Street
Boston, MA 02210
May 5, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), in lieu of filing under paragraph (b) or (c) of Rule 497, please accept this letter as certification that the forms of the Lifestyle Portfolios Class A, B and C Shares Prospectus, the Lifestyle Portfolios Class R, R1, R2, R3, R4 and R5 Shares Prospectus, the Lifestyle Portfolios Class 1 Shares Prospectus, the Lifestyle Portfolios Class 5 Shares Prospectus, the Retirement Distribution Portfolio Class A Shares Prospectus, and the Retirement Rising Distribution Portfolio Class A Shares Prospectus, each dated May 1, 2009, contain no changes from the forms of Prospectuses for the Registrant contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed electronically with the Commission on April 29, 2009, via EDGAR. A copy of the Statement of the Additional Information, dated May 1, 2009, contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A is being filed pursuant to Rule 497(c) under the 1933 Act.
If you have any questions or comments, please call me at 617-663-3872. In my absence, please call David Barr at 617-663-3241.

/s/ Kinga Kapuscinski Kinga Kapuscinski
Counsel